Income taxes - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	€ 63	€ (4)	€ 2
Deferred tax on net gain/loss on pension plan remeasurements	63	(16)	(12)
Current tax on net gain/loss on pension plan remeasurements	1	0	0
Total taxes charged/(credited) to OCI	127	(20)	(10)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): share-based compensation	(3)	1	(2)
Current tax charge/(credit): share-based compensation	0	(3)	(4)
Total taxes charged/(credited) to equity	€ (3)	€ (2)	€ (6)